COMMITMENTS AND CONTINGENCY - Office Leases Commitment - short term (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Total lease payments	¥ 6,515,476	$ 1,024,218
Office Leases Commitment [Member]
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021			¥ 132,850	$ 20,884
Total			¥ 132,850	$ 20,884